Calvert
VP SRI Mid Cap Portfolio
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Auto Components — 1.6%
Aptiv PLC(1)	4,236	$ 507,092
		$ 507,092
Banks — 3.1%
Commerce Bancshares, Inc.	7,032	$ 503,421
KeyCorp	22,960	513,845
		$ 1,017,266
Beverages — 1.1%
Coca-Cola Europacific Partners PLC	7,153	$ 347,707
		$347,707
Biotechnology — 0.8%
Neurocrine Biosciences, Inc.(1)	2,894	$271,312
		$271,312
Building Products — 0.8%
AZEK Co., Inc. (The)(1)	10,797	$268,197
		$268,197
Capital Markets — 5.4%
Morningstar, Inc.	2,409	$658,066
Raymond James Financial, Inc.	3,667	403,040
Tradeweb Markets, Inc., Class A	7,988	701,906
		$1,763,012
Chemicals — 1.2%
FMC Corp.	3,099	$407,735
		$407,735
Commercial Services & Supplies — 2.7%
GFL Environmental, Inc.	12,490	$406,226
Tetra Tech, Inc.	2,914	480,635
		$886,861
Communications Equipment — 2.6%
F5, Inc.(1)	1,719	$359,185
Motorola Solutions, Inc.	1,989	481,736
		$840,921
Containers & Packaging — 2.4%
AptarGroup, Inc.	2,813	$330,527
Packaging Corp. of America	2,918	455,529
		$786,056
Security	Shares	Value
Diversified Consumer Services — 2.4%
Bright Horizons Family Solutions, Inc.(1)	2,788	$ 369,940
Terminix Global Holdings, Inc.(1)	9,351	426,686
		$ 796,626
Electric Utilities — 2.5%
Xcel Energy, Inc.	11,218	$ 809,603
		$ 809,603
Electrical Equipment — 1.8%
AMETEK, Inc.	4,360	$ 580,665
		$580,665
Electronic Equipment, Instruments & Components — 1.3%
TE Connectivity, Ltd.	3,160	$413,897
		$413,897
Energy Equipment & Services — 3.7%
Baker Hughes Co.	32,965	$1,200,256
		$1,200,256
Entertainment — 1.9%
Electronic Arts, Inc.	4,781	$604,844
		$604,844
Equity Real Estate Investment Trusts (REITs) — 8.8%
EastGroup Properties, Inc.	3,228	$656,188
Healthpeak Properties, Inc.	21,248	729,444
Lamar Advertising Co., Class A	6,359	738,789
Mid-America Apartment Communities, Inc.	3,510	735,169
		$2,859,590
Food & Staples Retailing — 2.8%
BJ's Wholesale Club Holdings, Inc.(1)	6,978	$471,783
Performance Food Group Co.(1)	8,486	432,022
		$903,805
Food Products — 1.6%
Hershey Co. (The)	2,351	$509,297
		$509,297
Health Care Equipment & Supplies — 3.1%
Envista Holdings Corp.(1)	9,685	$471,756
Teleflex, Inc.	1,531	543,245
		$1,015,001

Calvert
VP SRI Mid Cap Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 3.3%
LHC Group, Inc.(1)	2,244	$ 378,338
R1 RCM, Inc.(1)	25,431	680,534
		$ 1,058,872
Hotels, Restaurants & Leisure — 1.1%
Wyndham Hotels & Resorts, Inc.	4,131	$ 349,854
		$ 349,854
Independent Power and Renewable Electricity Producers — 1.8%
NextEra Energy Partners, L.P.	7,171	$ 597,775
		$597,775
Insurance — 5.5%
Allstate Corp. (The)	2,515	$348,353
Assurant, Inc.	4,093	744,230
Travelers Cos., Inc. (The)	3,745	684,324
		$1,776,907
Interactive Media & Services — 1.6%
CarGurus, Inc.(1)	11,907	$505,571
		$505,571
IT Services — 5.0%
Broadridge Financial Solutions, Inc.	3,731	$580,954
Euronet Worldwide, Inc.(1)	2,675	348,151
WEX, Inc.(1)	3,863	689,353
		$1,618,458
Life Sciences Tools & Services — 5.2%
Agilent Technologies, Inc.	3,869	$511,985
Avantor, Inc.(1)	10,682	361,265
PerkinElmer, Inc.	2,189	381,893
Waters Corp.(1)	1,390	431,442
		$1,686,585
Machinery — 4.2%
Colfax Corp.(1)	10,011	$398,337
Stanley Black & Decker, Inc.	2,125	297,054
Westinghouse Air Brake Technologies Corp.	7,064	679,345
		$1,374,736
Metals & Mining — 1.4%
Steel Dynamics, Inc.	5,306	$442,680
		$442,680
Security	Shares	Value
Multi-Utilities — 1.8%
Sempra Energy	3,565	$ 599,348
		$ 599,348
Professional Services — 3.4%
Booz Allen Hamilton Holding Corp.	4,752	$ 417,415
Verisk Analytics, Inc.	3,206	688,104
		$ 1,105,519
Semiconductors & Semiconductor Equipment — 3.0%
Entegris, Inc.	2,313	$ 303,604
ON Semiconductor Corp.(1)	3,965	248,249
Teradyne, Inc.	3,644	430,830
		$982,683
Software — 5.8%
ANSYS, Inc.(1)	1,432	$454,875
Bill.com Holdings, Inc.(1)	1,869	423,871
Black Knight, Inc.(1)	6,978	404,654
Fair Isaac Corp.(1)	1,264	589,605
		$1,873,005
Specialty Retail — 4.5%
Bath & Body Works, Inc.	9,554	$456,681
Ross Stores, Inc.	6,681	604,363
Ulta Beauty, Inc.(1)	1,030	410,167
		$1,471,211
Total Common Stocks (identified cost $26,693,682)		$32,232,947

Short-Term Investments — 1.0%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(2)	314,228	$ 314,197
Total Short-Term Investments (identified cost $314,196)		$ 314,197
Total Investments — 100.2% (identified cost $27,007,878)		$32,547,144
Other Assets, Less Liabilities — (0.2)%		$ (60,350)
Net Assets — 100.0%		$32,486,794

Calvert
VP SRI Mid Cap Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
The Fund did not have any open derivative instruments at March 31, 2022.
Affiliated Investments
At March 31, 2022, the value of the Fund's investment in affiliated funds was $314,197, which represents 1.0% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$26,304	$1,860,337	$(1,572,439)	$(6)	$1	$314,197	$30	314,228
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$32,232,947(1)	$ —	$ —	$32,232,947
Short-Term Investments	—	314,197	—	314,197
Total Investments	$32,232,947	$314,197	$ —	$32,547,144

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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